Short-Term Borrowings And Long-Term Debt (Summary Of Long-Term Debt) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2011 [Member]	Mar. 31, 2011 Unsecured Bonds Due In 2011 [Member] JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2012 [Member] USD ($)	Mar. 31, 2012 Unsecured Bonds Due In 2012 [Member] JPY (¥)	Mar. 31, 2011 Unsecured Bonds Due In 2012 [Member] JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2013 [Member] USD ($)	Mar. 31, 2012 Unsecured Bonds Due In 2013 [Member] JPY (¥)	Mar. 31, 2011 Unsecured Bonds Due In 2013 [Member] JPY (¥)
Debt Disclosure [Line Items]
Unsecured bonds					¥ 5,000,000	$ 60,835	¥ 5,000,000	¥ 5,000,000	$ 60,835	¥ 5,000,000	¥ 5,000,000
Unsecured bonds, interest rates				1.51%		1.61%	1.61%		1.73%	1.73%
Total long-term debt	121,670	10,000,000	15,000,000
Less: current portion	(60,835)	(5,000,000)	(5,000,000)
Long-term debt, non-current portion	$ 60,835	¥ 5,000,000	¥ 10,000,000